Deferred Income	12 Months Ended
Dec. 31, 2012
Deferred Income [Abstract]
Deferred Income
Note 8 - Deferred Income

Deferred income represents advance payments approximating the last one to three months of long-term service agreements with customers.

The service agreements with the customer are for various periods the last of which ends in 2027.